                        STAGECOACH FUNDS-Registered Trademark-

Semi-Annual Report

Treasury Plus
   MONEY MARKET
           Fund





September 30, 1999

Class E

Treasury Plus Money Market Fund                                TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Treasury Plus Money Market Fund..............................3

    PORTFOLIOS OF INVESTMENTS

        Treasury Plus Money Market Fund..............................5

    STAGECOACH FUNDS

        Statement of Assets and Liabilities..........................7

        Statement of Operations......................................8

        Statements of Changes in Net Assets..........................9

        Financial Highlights........................................10

        Notes to Financial Statements...............................16

    SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS..................24

    LIST OF ABBREVIATIONS...........................................25

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                           Treasury Plus Money Market Fund
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the semi-annual report for the period ended September 30, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between April 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off about 10% from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

Treasury Plus Money Market Fund                           LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

  In addition, the short-term Treasury market experienced higher yields late in the six-month period. However, during the last half of September there was a rally in the six-month bills as the three-month bills were experiencing maturities in late December. Consequently, investors stayed away from the late December maturities due to Y2K concerns and reinvestment risk in late December. Third quarter short-term agency yields rose more than short-term Treasury yields, widening the spread between agencies' discount notes and T-Bills. Agency spreads widened out considerably in the front-end, primarily due to Y2K concerns. The spread in the three-month sector stood at 68 basis points, while the one-year spread was 60 basis points.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Thank you again for your continued investment with the Stagecoach Funds. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

INVESTMENT ADVISOR COMMENTARY                    Treasury Plus Money Market Fund
------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND -- CLASS E

  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.
  The Fund is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the six-month period ended September 30, 1999, the Stagecoach Treasury Plus Money Market Fund's cumulative total return1 was 2.13%. The seven-day current yield for the Fund as of September 30, 1999, was 4.33%.
  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  The Federal Reserve Board (the "Fed") raised the Federal Funds Rate on
August 24 from 5.00% to 5.25%, as anticipated. This move by the Fed, along with the June 30 Federal Funds Rate increase from 4.75% to 5.00%, caused the money market yield curve to become steeper. The Fed described these rate increases as a partial effort to undo the three rate decreases it made last fall to address the economic turmoil overseas. Another factor causing money market yields to increase is that borrowers are avoiding purchasing securities that mature in late December due to potential Y2K problems, thus increasing the demand for securities of other maturities.

STRATEGIC OUTLOOK
  The Fed was expected to increase short-term interest rates once again in November in its continued fight against inflation and to restrain long-term interest rates.

Treasury Plus Money Market Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

Going forward, the Fund will continue to take advantage of the relatively steep yield curve by maintaining a weighted average maturity longer than average, while maintaining high credit quality. To maintain adequate liquidity, the Fund will continue to hold a core position of overnight repurchase agreements. We believe it's prudent to continue to focus more on credit quality, stability, capital preservation and liquidity, rather than yield.

1 Figures quoted represent past performance, which is no guarantee of future results. The Fund is neither insured nor guaranteed by the U.S. Government.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               U.S. TREASURY SECURITIES - 55.72%
               U.S. TREASURY BILLS - 33.69%
$605,000,000   U.S. Treasury Bills                         4.00%-     10/07/99   $  604,570,500
  60,000,000   U.S. Treasury Bills                         4.71-      01/06/00       59,217,533
  40,000,000   U.S. Treasury Bills                         4.65-      12/23/99       39,554,566
  20,000,000   U.S. Treasury Bills                         4.76-      01/13/00       19,725,555
                                                                                 --------------
                                                                                 $  723,068,154

               U.S. TREASURY NOTES - 22.03%
$130,000,000   U.S. Treasury Notes                         7.13%      02/29/00   $  131,146,706
 125,000,000   U.S. Treasury Notes                         7.75       01/31/00      126,192,730
  65,000,000   U.S. Treasury Notes                         7.75       11/30/99       65,315,366
  50,000,000   U.S. Treasury Notes                         5.50       02/29/00       50,132,125
  50,000,000   U.S. Treasury Notes                         5.63       11/30/99       50,081,071
  30,000,000   U.S. Treasury Notes                         5.38       07/31/00       29,968,820
  20,000,000   U.S. Treasury Notes                         5.38       01/31/00       20,029,996
                                                                                 --------------
                                                                                 $  472,866,814
               TOTAL U.S. TREASURY SECURITIES                                    $1,195,934,968
               (Cost $1,195,934,968)

                                                      PORTFOLIO OF INVESTMENTS -

Treasury Plus Money Market Fund                   SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               REPURCHASE AGREEMENTS - 44.30%

$  5,808,000   Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.28       10/01/99   $    5,808,000
 208,190,000   HSBC Securities Incorporated Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.28       10/01/99      208,190,000
 380,379,000   JP Morgan Securities Incorporated
                 Repurchase Agreement - 102%
                 Collateralized by U.S. Government
                 Securities                                5.25       10/01/99      380,379,000
 356,614,000   Morgan Stanley & Company Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.20       10/01/99      356,614,000
                                                                                 --------------
               TOTAL REPURCHASE AGREEMENTS                                       $  950,991,000

               TOTAL INVESTMENTS IN SECURITIES

    (Cost $2,146,925,968)* (Notes 1 and 3)      100.02%     $2,146,925,968
    Other Assets and Liabilities, Net            (0.02)           (507,490)
                                                ------      --------------
    TOTAL NET ASSETS                            100.00%     $2,146,418,478
                                                ======      ==============
--------------------------------------------------------------------------

    -  YIELD TO MATURITY.
    *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
       FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES -
SEPTEMBER 30, 1999 (UNAUDITED)                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                 TREASURY PLUS
                                                  MONEY MARKET
                                                          FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase
    agreements of $918,454,573)                 $2,146,925,968
  Cash                                                 12,875
RECEIVABLES
  Interest                                          5,884,623
Organization expenses, net of
  amortization                                         25,179
TOTAL ASSETS                                    2,152,848,645

LIABILITIES
PAYABLES:
  Distribution to shareholders                      5,055,097
  Due to distributor (Note 2)                          98,998
  Due to adviser (Note 2)                             795,190
  Other                                               480,882
TOTAL LIABILITIES                                   6,430,167
TOTAL NET ASSETS                                $2,146,418,478
NET ASSETS CONSIST OF:
  Paid-in capital                               $2,146,418,478
TOTAL NET ASSETS                                $2,146,418,478

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                            $ 586,180,875
Shares outstanding - Class A                      586,222,928
Net asset value and offering price per
  share - Class A                               $        1.00
Net assets - Administrative Class               $  74,766,729
Shares outstanding - Administrative
  Class                                            74,752,284
Net asset value and offering price per
  share - Administrative Class                  $        1.00
Net assets - Class E                            $ 628,328,155
Shares outstanding - Class E                      628,322,078
Net asset value and offering price per
  share - Class E                               $        1.00
Net assets - Institutional Class                $ 567,988,280
Shares outstanding - Institutional Class          568,123,381
Net asset value and offering price per
  share - Institutional Class                   $        1.00
Net assets - Service Class                      $ 289,154,439
Shares outstanding - Service Class                289,173,661
Net asset value and offering price per
  share - Service Class                         $        1.00
--------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                           STATEMENT OF OPERATIONS - FOR THE SIX
     Treasury Plus Money Market Fund MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                 TREASURY PLUS
                                                  MONEY MARKET
                                                          FUND

INVESTMENT INCOME
  Interest                                        $58,344,854
TOTAL INVESTMENT INCOME                           58,344,854
EXPENSES (NOTE 2)
  Advisory fees                                    3,009,213
  Administration fees                              1,571,067
  Custody fees                                       201,017
  Shareholder servicing fees                       2,258,194
  Portfolio accounting fees                          271,751
  Transfer agency fees                               568,488
  Distribution fees                                        0
  Organization costs                                  11,608
  Legal and audit fees                               115,050
  Registration fees                                   62,703
  Directors' fees                                        943
  Shareholder reports                                131,804
  Other                                               41,901
  Total Expenses                                   8,243,739
  Less:
    Waived fees and reimbursed expenses           (2,388,429)
NET EXPENSES                                       5,855,310
NET INVESTMENT INCOME                             52,489,544
    Net realized gain (loss) on sale of
      investments                                         (2)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $52,489,542
--------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS              Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                      TREASURY PLUS MONEY MARKET FUND
                                                -------------------------------------
                                                     (UNAUDITED)
                                                     FOR THE SIX              FOR THE
                                                    MONTHS ENDED           YEAR ENDED
                                                  SEPT. 30, 1999       MARCH 31, 1999
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                            $   52,489,544       $  102,461,486
Net realized gain (loss) on sale of
  investments                                                (2)              94,206
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    52,489,542          102,555,692
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                         (12,074,264)         (21,822,781)
    ADMINISTRATIVE CLASS                             (1,839,553)          (6,110,905)
    CLASS E                                         (11,694,246)         (28,595,708)
    INSTITUTIONAL CLASS                             (15,954,588)         (24,663,853)
    SERVICE CLASS                                   (10,926,893)         (21,268,239)
  From net realized gain on sale of
    investments
    CLASS A                                                   0              (28,818)
    ADMINISTRATIVE CLASS                                      0               (6,270)
    CLASS E                                                   0              (34,041)
    INSTITUTIONAL CLASS                                       0              (29,922)
    SERVICE CLASS                                             0              (27,945)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             1,106,353,627        1,880,148,228
  Reinvestment of dividends - Class A                 2,680,280            4,574,374
  Cost of shares redeemed - Class A              (1,066,755,596)      (1,722,403,471)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                             42,278,311          162,319,131
  Proceeds from shares sold -
    Administrative Class                             70,547,602          211,237,826
  Reinvestment of dividends -
    Administrative Class                              2,079,789            6,183,801
  Cost of shares redeemed -
    Administrative Class                            (97,969,603)        (294,254,788)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS               (25,342,212)         (76,833,161)
  Proceeds from shares sold - Class E               757,333,746        1,690,444,889
  Reinvestment of dividends - Class E                         1                    0
  Cost of shares redeemed - Class E                (713,456,607)      (1,821,543,593)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                             43,877,140         (131,098,704)
  Proceeds from shares sold -
    Institutional Class                          25,808,059,953        5,020,036,817
  Reinvestment of dividends -
    Institutional Class                               7,101,906            5,523,692
  Cost of shares redeemed -
    Institutional Class                         (25,741,160,218)      (5,033,058,755)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                 74,001,641           (7,498,246)
  Proceeds from shares sold - Service
    Class                                         1,843,924,737        3,847,684,188
  Reinvestment of dividends - Service
    Class                                             3,941,144            5,368,260
  Cost of shares redeemed - Service
    Class                                        (2,006,597,246)      (3,772,268,891)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                     (158,731,365)          80,783,557
INCREASE (DECREASE) IN NET ASSETS                   (23,916,487)          27,639,787

NET ASSETS:
  Beginning net assets                            2,170,334,965        2,142,695,178
  ENDING NET ASSETS                              $2,146,418,478       $2,170,334,965
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  TREASURY PLUS MONEY
                                                                      MARKET FUND (1)
                                                                              CLASS A
                                                              -----------------------
                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                    ENDED  YEAR ENDED
                                                                SEPT. 30,   MARCH 31,
                                                                     1999        1999
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00       $1.00
                                                               ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.02        0.05
  Net realized gain (loss) on investments                           0.00        0.00
                                                               ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.02)      (0.05)
  Distributions from net realized gain                              0.00        0.00
                                                               ---------   ---------
TOTAL FROM DISTRIBUTIONS                                           (0.02)      (0.05)
                                                               ---------   ---------
NET ASSET VALUE, END OF PERIOD                                     $1.00       $1.00
                                                               =========   =========
TOTAL RETURN (NOT ANNUALIZED)                                      2.13%       4.62%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $586,181    $543,903
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          0.65%       0.65%
  Ratio of net investment income to average net assets             4.20%       4.50%
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          0.81%       0.79%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           4.04%       4.36%
-------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            TREASURY PLUS MONEY
                                                                        MARKET FUND (1) (CONT.)
                                               CLASS A (CONT.)             ADMINISTRATIVE CLASS
                              -------------------------------- --------------------------------
                                                               (UNAUDITED)
                                         SIX MONTHS             SIX MONTHS               PERIOD
                              YEAR ENDED      ENDED YEAR ENDED       ENDED YEAR ENDED     ENDED
                               MARCH 31,  MARCH 31,  SEPT. 30,   SEPT. 30,  MARCH 31, MARCH 31,
                                    1998   1997 (2)   1996 (3)        1999       1999  1998 (4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00       $1.00      $1.00      $1.00
                              ---------  ---------  ---------   ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.05       0.02       0.05        0.02       0.05       0.02
  Net realized gain (loss)
    on investments                 0.00       0.00       0.00        0.00       0.00       0.00
                              ---------  ---------  ---------   ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.05       0.02       0.05        0.02       0.05       0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.05)     (0.02)     (0.05)      (0.02)     (0.05)     (0.02)
  Distributions from net
    realized gain                  0.00       0.00       0.00        0.00       0.00       0.00
                              ---------  ---------  ---------   ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.05)     (0.02)     (0.05)      (0.02)     (0.05)     (0.02)
                              ---------  ---------  ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00       $1.00      $1.00      $1.00
                              =========  =========  =========   =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                     5.06%      2.42%      4.95%       2.23%      4.85%      1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $381,594    $66,486    $53,706     $74,767   $100,109   $176,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.62%      0.55%      0.55%       0.45%      0.43%      0.40%
  Ratio of net investment
    income to average net
    assets                        4.93%      4.81%      4.96%       4.40%      4.80%      5.17%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.85%      0.75%      0.67%       0.71%      0.63%      0.56%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.70%      4.61%      4.84%       4.14%      4.60%      5.01%
-----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   TREASURY PLUS MONEY
                                                               MARKET FUND (1) (CONT.)
                                                                               CLASS E
                                                              ------------------------
                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                    ENDED   YEAR ENDED
                                                                SEPT. 30,    MARCH 31,
                                                                     1999         1999
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00        $1.00
                                                               ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.02         0.05
  Net realized gain (loss) on investments                           0.00         0.00
                                                               ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.02         0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.02)       (0.05)
  Distributions from net realized gain                              0.00         0.00
                                                               ---------    ---------
TOTAL FROM DISTRIBUTIONS                                           (0.02)       (0.05)
                                                               ---------    ---------
NET ASSET VALUE, END OF PERIOD                                     $1.00        $1.00
                                                               =========    =========
TOTAL RETURN (NOT ANNUALIZED)                                      2.13%        4.62%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $628,328     $584,451
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          0.65%        0.65%
  Ratio of net investment income to average net assets             4.20%        4.54%
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          0.81%        0.78%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           4.04%        4.41%
--------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             TREASURY PLUS MONEY
                                                                         MARKET FUND (1) (CONT.)
                                   CLASS E (CONT.)                           INSTITUTIONAL CLASS
                              -------------------- ---------------------------------------------
                                                   (UNAUDITED)                       (UNAUDITED)
                                            PERIOD  SIX MONTHS                        SIX MONTHS
                              YEAR ENDED     ENDED       ENDED YEAR ENDED YEAR ENDED       ENDED
                               MARCH 31, MARCH 31,   SEPT. 30,  MARCH 31,  MARCH 31,   MARCH 31,
                                    1998  1997 (3)        1999       1999       1998    1997 (2)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00       $1.00
                              ---------  ---------  ---------  ---------  ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.05       0.00       0.02       0.05       0.05        0.03
  Net realized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00        0.00
                              ---------  ---------  ---------  ---------  ---------   ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.05       0.00       0.02       0.05       0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.05)      0.00      (0.02)     (0.05)     (0.05)      (0.03)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00        0.00
                              ---------  ---------  ---------  ---------  ---------   ---------
TOTAL FROM DISTRIBUTIONS          (0.05)      0.00      (0.02)     (0.05)     (0.05)      (0.03)
                              ---------  ---------  ---------  ---------  ---------   ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00       $1.00
                              =========  =========  =========  =========  =========   =========
TOTAL RETURN (NOT
  ANNUALIZED)                     4.99%      0.11%      2.33%      5.04%      5.41%       2.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $715,554   $820,657   $567,988   $493,987   $501,494    $449,647
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.65%      0.65%      0.25%      0.25%      0.25%       0.25%
  Ratio of net investment
    income to average net
    assets                        4.87%      4.86%      4.59%      4.92%      5.28%       5.11%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.84%      0.88%      0.45%      0.41%      0.40%       0.39%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.68%      4.63%      4.39%      4.76%      5.13%       4.97%
------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       TREASURY PLUS MONEY
                                                                   MARKET FUND (1) (CONT.)
                                                               INSTITUTIONAL CLASS (CONT.)
                                                              ----------------------------
                                                                                    PERIOD
                                                                 YEAR ENDED          ENDED
                                                                  SEPT. 30,      SEPT. 30,
                                                                       1996       1995 (3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $1.00          $1.00
                                                                ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.05           0.01
  Net realized gain (loss) on investments                            0.00           0.00
                                                                ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS                                     0.05           0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.05)         (0.01)
  Distributions from net realized gain                               0.00           0.00
                                                                ---------      ---------
TOTAL FROM DISTRIBUTIONS                                            (0.05)         (0.01)
                                                                ---------      ---------
NET ASSET VALUE, END OF PERIOD                                      $1.00          $1.00
                                                                =========      =========
TOTAL RETURN (NOT ANNUALIZED)                                       5.26%        5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $540,689        $36,443
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                           0.25%          0.26%
  Ratio of net investment income to average net assets              5.21%          5.42%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                           0.59%          0.69%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                            4.87%          4.99%
------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             TREASURY PLUS MONEY
                                                                         MARKET FUND (1) (CONT.)
                                                                                   SERVICE CLASS
                              ------------------------------------------------------------------
                              (UNAUDITED)
                               SIX MONTHS                       SIX MONTHS
                                    ENDED YEAR ENDED YEAR ENDED      ENDED YEAR ENDED YEAR ENDED
                                SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,
                                     1999       1999       1998   1997 (2)       1996       1995
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                               ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02       0.05       0.05       0.02       0.05       0.05
  Net realized gain (loss)
    on investments                  0.00       0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02       0.05       0.05       0.02       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)     (0.05)     (0.05)     (0.02)     (0.05)     (0.05)
  Distributions from net
    realized gain                   0.00       0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           (0.02)     (0.05)     (0.05)     (0.02)     (0.05)     (0.05)
                               ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                               =========  =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                      2.23%      4.83%      5.20%      2.47%      5.03%      5.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $289,154   $447,886   $367,111   $483,401  $1,340,325 $1,001,707
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%      0.45%      0.45%      0.45%      0.45%      0.42%
  Ratio of net investment
    income to average net
    assets                         4.39%      4.70%      5.07%      4.91%      4.98%      5.32%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.71%      0.70%      0.65%      0.61%      0.60%      0.66%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.13%      4.45%      4.87%      4.75%      4.83%      5.08%
------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Treasury Plus Money Market Fund (the "Fund"), a diversified series of the Company.
  Prior to August 1, 1998 the Treasury Plus Money Market Fund was known as the "Treasury Money Market Mutual Fund."
  Effective at the close of business on December 12, 1997, the Funds of Overland Express, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The Fund offers Class A, Administrative Class, Class E, Institutional Class, and Service Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        Treasury Plus Money Market Fund
------------------------------------------------------------------------

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

FEDERAL INCOME TAXES
  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1998.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the Fund's average daily net assets. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        Treasury Plus Money Market Fund
------------------------------------------------------------------------

daily net assets in excess of $1 billion. WCM's minimum annual fee is $120,000 for the Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million. On June 3, 1999, WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby WFB desires that Forum performs certain fund accounting services for WFB with respect to the Fund and each Class thereof. A fixed monthly fee, and a basis point fee of 0.0025% of the average annual daily net assets of the Fund will also be charged. The Company, on behalf of the Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Sub Fund Accounting Agreement. On September 1, 1999, Forum began providing services for the Treasury Plus Money Market Fund.
  On June 4, 1999, the Company entered into a contract on behalf of the Fund with Norwest Bank Minnesota, N.A. ("Norwest Bank"), whereby Norwest Bank is responsible for providing custody services for the Fund. Pursuant to the contract, Norwest Bank is entitled to a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of the Fund. Prior to June 4, 1999, WFB performed the above services for the same fee.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of the Fund. WFB will continue to provide sub-transfer agency services to the Fund. Prior to July 17, 1999 the Company had entered into a contract on behalf of the Fund with WFB, whereby WFB provided transfer agency services for the Fund. Under the prior transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class E and Service Class shares of the Fund, and 0.02% of the average daily net assets of the Administrative Class and Institutional Class shares of the Fund.
  Transfer agency fees paid on behalf of the Fund for the six months ended September 30, 1999 were as follows:

                        ADMINISTRATIVE              INSTITUTIONAL
CLASS A                          CLASS    CLASS E           CLASS   SERVICE CLASS
---------------------------------------------------------------------------------
      $181,112              $5,591       $172,047      $47,764        $161,974

  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class E shares of the Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Fund. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A and Class E shares of the Fund.
  Shareholder servicing fees paid on behalf of the Fund for the six months ended September 30, 1999 were as follows:

                        ADMINISTRATIVE
CLASS A                          CLASS    CLASS E   SERVICE CLASS
-----------------------------------------------------------------
      $862,011              $62,723      $835,378     $498,082

  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Fund. Under the Administration Agreement, WFB will act as sole Administrator of the Fund and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Fund. Prior to March 25, 1999, the Company had entered into an administration agreement on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Fund with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A and Class E shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.
  Under the Plan for Class E shares of the Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.
  The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  For the six months ended September 30, 1999, the Fund paid no distribution fees for Class A shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        Treasury Plus Money Market Fund
------------------------------------------------------------------------

  Registration fees paid on behalf of the Fund for the six months ended September 30, 1999 were as follows:

                        ADMINISTRATIVE              INSTITUTIONAL
CLASS A                          CLASS    CLASS E           CLASS   SERVICE CLASS
---------------------------------------------------------------------------------
      $  7,309              $40,151      $  7,245      $ 4,155        $  3,843

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1999 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 147,335 shares of the Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, the Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  Capital share transactions for the Fund were as follows:

                                                        TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------
                                               ----------------------------------------
                                               (UNAUDITED) FOR THE
                                                  SIX MONTHS ENDED   FOR THE YEAR ENDED
                                                SEPTEMBER 30, 1999       MARCH 31, 1999
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                           1,106,353,677        1,880,148,228
  Shares issued in reinvestment of dividends
    -- Class A                                         2,680,280            4,574,374
  Shares redeemed -- Class A                      (1,066,755,646)      (1,722,403,471)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- CLASS A                                          42,278,311          162,319,131
  Shares sold -- Administrative Class                 70,547,603          211,237,826
  Shares issued in reinvestment of dividends
    -- Administrative Class                            2,079,789            6,183,801
  Shares redeemed -- Administrative Class            (97,969,603)        (294,254,788)
  NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING -- ADMINISTRATIVE CLASS              (25,342,211)         (76,833,161)
  Shares sold -- Class E                             757,333,745        1,690,444,889
  Shares issued in reinvestment of dividends
    -- Class E                                                 1                    0
  Shares redeemed -- Class E                        (713,456,607)      (1,821,543,593)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- CLASS E                                          43,877,139         (131,098,704)
  Shares sold - Institutional Class
    25,808,059,952 5,020,036,817
  Shares issued in reinvestment of dividends
    -- Institutional Class                             7,101,906            5,523,692
  Shares redeemed -- Institutional Class         (25,741,162,218)      (5,033,058,755)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- INSTITUTIONAL CLASS                              73,999,640           (7,498,246)
  Shares sold -- Service Class                     1,843,924,738        3,847,684,188
  Shares issued in reinvestment of dividends
    -- Service Class                                   3,941,144            5,368,260
  Shares redeemed -- Service Class                (2,006,595,246)      (3,772,268,891)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  -- SERVICE CLASS                                  (158,729,364)          80,783,557

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        Treasury Plus Money Market Fund
------------------------------------------------------------------------

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Fund into a new portfolio of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganization to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach Treasury Plus Money Market Fund (Classes A and E) was reorganized to form the Wells Fargo Treasury Plus Money Market Fund. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
  The required majority of shareholders of the Fund voted to approve the reorganization of the Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, the Money Market Fund listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                           FOR      AGAINST      ABSTAIN
----------------------------------------------------------------------------
Treasury Plus Money Market           1,483,214,344   26,470,452   14,389,361

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate
WEBS                           --    World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

-C- Stagecoach Funds

STAGECOACH FUNDS-Registered Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE

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